SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

From April 1, 2024, through the filing of this report, the Company sold to GHS 298,285,992 shares of common stock for proceeds of $187,995 net of offering costs.

On April 4, 2024, the Company executed a Settlement Agreement (the “Settlement”) with its former employees (see Note 10) and Your Home Solutions Corp (“YHS”). YHS and the former employees were all defendants (the “Defendants”) in the Complaint. Pursuant to the terms of the Settlement, the Defendants are to pay the Company $500,000 within 2 days of the Settlement and $625,000 on or before sixty (60) days from the Settlement. In exchange, the Company agreed to release all Defendants from the lawsuit upon the final and full payment of $1,125,000 and to deliver 11 containers of solar panels. As of May 2, 2024, the Company has received the $1,125,000, and the Company has released the 11 containers by May 6, 2024.

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.

NOTE 17 – SUBSEQUENT EVENTS

From January 1, 2024, through April 16, 2024, the Company sold GHS 425,975,373 shares of common stock for proceeds of $416,696 net of offering costs.

On April 4, 2024, the Company executed a Settlement Agreement (the “Settlement”) with its former employees (see Note 10) and Your Home Solutions Corp (“YHS”). YHS and the former employees were all defendants (the “Defendants”) in the Complaint. Pursuant to the terms of the Settlement, the Defendants are to pay the Company $500,000 within 2 days of the Settlement (which was received as of April 5, 2024) and $625,000 on or before sixty (60) days from the Settlement, In exchange, the Company agreed to release all Defendants from the lawsuit upon the final and full payment of $1,125,000 and to deliver 11 containers of solar panels.

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as stated herein.